Stockholders' Equity and Capitalization (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Reserved Shares Of Common Stock
The Company reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	Year Ended December 31,
	2023	2022
Options issued and outstanding	498,298	171,980
Awards available for grant under the 2014 Plan	487,672	169,099
Shares for issuance under our equity incentive plan	112,000	112,000
Restricted stock unit awards issued and outstanding	847,777	10,665
Unreleased restricted stock awards issued to a service provider	5,000	—
Common stock underlying the Amended Credit Agreement	—	18,642
Common stock underlying the Convertible Note - Related Party	968,973	—
Warrants issued and outstanding	3,280,940	788,539
	6,200,660	1,270,925